Fair Value of Financial Instruments (Details) - Schedule of fair value and carrying value of our debt - USD ($) $ in Thousands	Jul. 03, 2022	Jun. 27, 2021
Schedule Of Fair Value And Carrying Value Of Our Debt Abstract
Carrying value	$ 876,705	$ 885,387
Fair value	$ 841,637	$ 887,102